Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	$ 27	$ 8
Reclassification from other trade and other payables		25
(Released)/provided	43	4
Utilised	(8)	(10)
Other provisions, ending balance	62	27
Security Incidents [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance		5
(Released)/provided		(2)
Utilised		(3)
Litigation [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	2	3
(Released)/provided	30	(1)
Other provisions, ending balance	32	2
Insurance reserves [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	25
Reclassification from other trade and other payables		25
(Released)/provided	13	7
Utilised	(8)	(7)
Other provisions, ending balance	$ 30	$ 25